Wells Fargo Funds Trust
Registration Nos. 333-74295; 811-09253

CERTIFICATE PURSUANT TO
17 C.F.R. 230.497(j)

        The undersigned hereby certifies on behalf of Wells Fargo Funds Trust (the "Trust") that the Prospectuses and related Statements of Additional Information describing the Equity Funds and Allocation Funds of the Trust that would have been filed pursuant to 17 C.F.R. 230.497(c), do not differ materially from the Prospectuses and Statements of Additional Information contained in Post-Effective Amendment No. 31 to the Trust’s Registration Statement on Form N-1A filed pursuant to Rule 485(b) on January 30, 2002.

        IN WITNESS WHEREOF, the Trust has caused this certificate to be executed and witnessed in its name and on its behalf by the undersigned on the 8th day of April, 2002.

Witness:                                                 WELLS FARGO FUNDS TRUST

By: /s/ Christine D. PaVel-Ligon             By: /s/ Christopher Bellonzi
Name: Christine D. PaVel-Ligon                   Christopher Bellonzi
Title:    Assistant Secretary                           Assistant Secretary